FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	$ 84.14	$ 59.83	$ 37.74	$ 18.57
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	5.18	4.01	3.87	3.31
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	710.95	748.74	694.77	614.75
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	3,421.00	3,271.55	3,239.45	2,984.77
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	0.81	0.89	0.87	0.83
Australian dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	1.30	1.43	1.42	1.28
Boliviano
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	6.86	6.86	6.86	6.86
Mexican peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	19.93	18.89	19.68	19.66
New Zealand dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	1.39	1.49	1.49	1.41
Peruvian Sol
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	3.62	3.31	3.37	3.24
Uruguayan peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of exchange differences [Line Items]
Exchange rate (in dollars per share)	$ 42.14	$ 37.24	$ 32.38	$ 28.74